Share Capital, Share Premium And Other Capital Reserves - Summary of Share Capital (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020
Disclosure of share capital [Line Items]
Authorised	560,000,000	560,000,000
Issued and fully paid	216,413,735	203,729,960
Ordinary shares of USD 0.001 each [member]
Disclosure of share capital [Line Items]
Authorised	559,999,998	559,999,998
Issued and fully paid	216,413,733	203,729,958
Class A shares of USD 0.001 each [member]
Disclosure of share capital [Line Items]
Authorised	2	2
Issued and fully paid	2	2